S000008439 [Member] Expense Example - International Fixed Income Fund - International Fixed Income Fund	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 321
Expense Example, with Redemption, 3 Years	990
Expense Example, with Redemption, 5 Years	1,684
Expense Example, with Redemption, 10 Years	$ 3,527